Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 65.7%
Aerospace & Defense - 1.5%
Boeing Co. (The) *	7,359	$1,874,485
Lockheed Martin Corp.	6,070	2,242,865
Raytheon Technologies Corp.	32,971	2,547,669
		6,665,019
Air Freight & Logistics - 0.3%
FedEx Corp.	5,312	1,508,821

Airlines - 0.2%
JetBlue Airways Corp. *	41,565	845,432

Automobiles - 0.5%
Tesla, Inc. *	3,279	2,190,143

Banks - 1.8%
Bank of America Corp.	80,041	3,096,786
JPMorgan Chase & Co.	32,293	4,915,964
		8,012,750
Beverages - 1.4%
Boston Beer Co., Inc. (The), Class A *	1,055	1,272,625
Constellation Brands, Inc., Class A	11,565	2,636,820
Molson Coors Beverage Co., Class B *	8,756	447,869
Monster Beverage Corp. *	22,284	2,029,850
		6,387,164
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. *	896	126,506
Amicus Therapeutics, Inc. *	4,918	48,590
Apellis Pharmaceuticals, Inc. *	3,126	134,137
Arena Pharmaceuticals, Inc. *	1,543	107,069
Ascendis Pharma A/S, ADR *	807	104,006
BioAtla, Inc. *	1,662	84,496
Biogen, Inc. *	1,638	458,230
Black Diamond Therapeutics, Inc. *	2,730	66,230
Celldex Therapeutics, Inc. *	1,897	39,078
Cullinan Oncology, Inc. *	1,500	62,505
Design Therapeutics, Inc. *	3,171	94,813
Exact Sciences Corp. *	4,443	585,498
Forma Therapeutics Holdings, Inc. *	1,736	48,643
Global Blood Therapeutics, Inc. *	1,790	72,942
Immunocore Holdings PLC, ADR *	1,475	62,791
Incyte Corp. *	3,001	243,891
Kodiak Sciences, Inc. *	1,084	122,915
Mersana Therapeutics, Inc. *	4,778	77,308
Mirati Therapeutics, Inc. *	743	127,276
Myovant Sciences Ltd. *	59,777	1,230,211
Olema Pharmaceuticals, Inc. *	2,394	79,433
PTC Therapeutics, Inc. *	1,348	63,828
Regeneron Pharmaceuticals, Inc. *	702	332,144
REVOLUTION Medicines, Inc. *	2,519	115,572
Rocket Pharmaceuticals, Inc. *	2,534	112,434
Sage Therapeutics, Inc. *	950	71,107

	Shares/ Principal	Fair Value

Biotechnology (continued)
Seagen, Inc. *	1,388	$192,738
Sigilon Therapeutics, Inc. *	2,777	62,066
TCR2 Therapeutics, Inc. *	4,585	101,237
TG Therapeutics, Inc. *	1,274	61,407
Turning Point Therapeutics, Inc. *	1,192	112,751
Vertex Pharmaceuticals, Inc. *	3,816	820,020
		6,021,872
Building Products - 0.6%
Johnson Controls International PLC	26,823	1,600,528
Trane Technologies PLC	6,223	1,030,280
		2,630,808
Capital Markets - 3.1%
Ares Management Corp., Class A	33,461	1,874,820
Blackstone Group, Inc. (The)	7,306	544,516
Charles Schwab Corp. (The)	69,510	4,530,662
CME Group, Inc.	9,961	2,034,335
Hamilton Lane, Inc., Class A	9,087	804,745
LPL Financial Holdings, Inc.	11,488	1,633,134
S&P Global, Inc.	5,005	1,766,114
StepStone Group, Inc., Class A	18,208	642,196
		13,830,522
Chemicals - 1.7%
Cabot Corp.	16,776	879,733
Celanese Corp.	8,405	1,259,153
FMC Corp.	10,452	1,156,096
Ingevity Corp. *	6,213	469,268
Linde PLC	7,463	2,090,685
Livent Corp. *	9,201	159,361
PPG Industries, Inc.	10,776	1,619,202
		7,633,498
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	8,953	1,155,116

Construction & Engineering - 0.0%†
Dycom Industries, Inc. *	2,357	218,847

Consumer Finance - 0.3%
American Express Co.	7,653	1,082,441
OneMain Holdings, Inc., Class A	8,760	470,587
		1,553,028
Containers & Packaging - 0.1%
Ball Corp.	5,987	507,338

Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co. *	42,024	320,223

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	38,986	1,271,724
Voya Financial, Inc.	13,252	843,357
		2,115,081

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Electric Utilities - 1.9%
Duke Energy Corp.	26,053	$2,514,896
Edison International	26,918	1,577,395
Exelon Corp.	41,474	1,814,073
FirstEnergy Corp.	61,086	2,119,073
Southern Co. (The)	5,025	312,354
		8,337,791
Energy Equipment & Services - 0.1%
Schlumberger NV	24,855	675,807

Entertainment - 1.1%
Electronic Arts, Inc.	12,123	1,641,090
Netflix, Inc. *	6,469	3,374,619
		5,015,709
Equity Real Estate Investment - 1.4%
Alexandria Real Estate Equities, Inc.	6,111	1,004,037
American Tower Corp.	5,512	1,317,699
Douglas Emmett, Inc.	37,881	1,189,463
Rexford Industrial Realty, Inc.	24,919	1,255,918
Ryman Hospitality Properties, Inc. *	17,700	1,371,927
		6,139,044
Food & Staples Retailing - 1.5%
Performance Food Group Co. *	61,367	3,535,353
Sysco Corp.	25,746	2,027,240
US Foods Holding Corp. *	26,032	992,340
		6,554,933
Food Products - 0.6%
Bunge Ltd.	17,109	1,356,230
Lamb Weston Holdings, Inc.	15,895	1,231,545
Utz Brands, Inc.	12,660	313,841
		2,901,616
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	24,842	2,095,174
Boston Scientific Corp. *	58,444	2,258,861
Danaher Corp.	10,701	2,408,581
Edwards Lifesciences Corp. *	17,509	1,464,453
Insulet Corp. *	2,897	755,885
Intuitive Surgical, Inc. *	2,376	1,755,721
		10,738,675
Health Care Providers & Services - 2.0%
Anthem, Inc.	4,987	1,790,084
Centene Corp. *	10,030	641,017
HCA Healthcare, Inc.	4,856	914,579
Humana, Inc.	1,468	615,459
Laboratory Corp. of America Holdings *	2,887	736,272
McKesson Corp.	2,729	532,264
Quest Diagnostics, Inc.	4,258	546,472
UnitedHealth Group, Inc.	8,379	3,117,574
		8,893,721
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. *	917	2,136,463

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc. *	3,050	$266,722
Carnival Corp. *	19,601	520,211
Chipotle Mexican Grill, Inc. *	431	612,373
Darden Restaurants, Inc.	7,669	1,088,998
Hyatt Hotels Corp., Class A *	23,468	1,940,804
Las Vegas Sands Corp. *	16,138	980,545
		7,546,116
Household Durables - 0.2%
Lennar Corp., Class A	10,180	1,030,521

Household Products - 0.6%
Procter & Gamble Co. (The)	19,303	2,614,205

Industrial Conglomerates - 0.4%
3M Co.	754	145,281
General Electric Co.	43,746	574,385
Honeywell International, Inc.	5,877	1,275,720
		1,995,386
Insurance - 2.3%
American Financial Group, Inc./OH	6,442	735,032
American International Group, Inc.	35,092	1,621,601
Assurant, Inc.	12,205	1,730,303
Assured Guaranty Ltd.	22,184	937,940
Athene Holding Ltd., Class A *	12,138	611,755
Chubb Ltd.	10,874	1,717,766
Hartford Financial Services Group, Inc. (The)	14,591	974,533
Marsh & McLennan Cos., Inc.	6,943	845,657
Oscar Health, Inc., Class A *	22,501	604,827
Trupanion, Inc. *	10,281	783,515
		10,562,929
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A *	6,833	14,093,199
Facebook, Inc., Class A *	24,338	7,168,271
Snap, Inc., Class A *	20,645	1,079,527
Twitter, Inc. *	26,512	1,686,959
		24,027,956
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. *	4,162	12,877,561

IT Services - 3.4%
Cognizant Technology Solutions Corp., Class A	7,146	558,245
FleetCor Technologies, Inc. *	5,273	1,416,486
Genpact Ltd.	22,429	960,410
Global Payments, Inc.	20,255	4,083,003
GoDaddy, Inc., Class A *	18,730	1,453,823
PayPal Holdings, Inc. *	10,357	2,515,094
Shopify, Inc., Class A *	1,193	1,320,054
Snowflake, Inc., Class A *	526	120,601

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

IT Services (continued)
Visa, Inc., Class A	9,709	$2,055,687
WEX, Inc. *	3,471	726,203
		15,209,606
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	13,091	1,664,390
Illumina, Inc. *	3,402	1,306,572
PPD, Inc. *	17,756	671,887
Syneos Health, Inc. *	10,927	828,813
		4,471,662
Machinery - 1.5%
Fortive Corp.	27,216	1,922,538
Ingersoll Rand, Inc. *	32,116	1,580,429
Kennametal, Inc.	17,297	691,361
Meritor, Inc. *	6,564	193,113
Parker-Hannifin Corp.	875	276,001
Rexnord Corp.	17,015	801,236
Westinghouse Air Brake Technologies Corp.	18,213	1,441,741
		6,906,419
Media - 1.8%
Charter Communications, Inc., Class A *	6,490	4,004,460
DISH Network Corp., Class A *	14,787	535,289
New York Times Co. (The), Class A	8,679	439,331
Omnicom Group, Inc.	41,205	3,055,351
		8,034,431
Oil, Gas & Consumable Fuels - 1.8%
BP PLC, ADR	11,662	283,970
Chevron Corp.	9,221	966,269
ConocoPhillips	28,876	1,529,562
EOG Resources, Inc.	9,418	683,087
Exxon Mobil Corp.	19,345	1,080,031
Marathon Petroleum Corp.	18,957	1,014,010
Pioneer Natural Resources Co.	3,256	517,118
Royal Dutch Shell PLC, Class A, ADR	35,320	1,384,897
Royal Dutch Shell PLC, Class B, ADR	19,423	715,349
		8,174,293
Personal Products - 0.6%
Estee Lauder Cos, Inc. (The), Class A	8,939	2,599,908

Pharmaceuticals - 2.8%
AstraZeneca PLC, ADR	41,479	2,062,336
Bristol-Myers Squibb Co.	27,466	1,733,929
Elanco Animal Health, Inc. *	27,065	797,064
Eli Lilly and Co.	16,564	3,094,487
Novartis AG, ADR	14,284	1,220,996
Pfizer, Inc.	87,271	3,161,828
Reata Pharmaceuticals, Inc., Class A *	697	69,491
Royalty Pharma PLC, Class A	2,650	115,593
Theravance Biopharma, Inc. *	17,500	357,175
		12,612,899

	Shares/ Principal	Fair Value

Professional Services - 0.8%
Equifax, Inc.	1,034	$187,288
IHS Markit Ltd.	16,534	1,600,161
Science Applications International Corp.	6,233	521,016
TransUnion	2,054	184,860
TriNet Group, Inc. *	13,257	1,033,516
		3,526,841
Road & Rail - 0.5%
CSX Corp.	3,639	350,872
JB Hunt Transport Services, Inc.	2,824	474,630
Knight-Swift Transportation Holdings, Inc.	8,261	397,272
Uber Technologies, Inc. *	14,732	803,041
		2,025,815
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. *	29,089	2,283,486
KLA Corp.	4,227	1,396,601
Lattice Semiconductor Corp. *	35,875	1,615,093
Marvell Technology Group Ltd.	38,910	1,905,812
Micron Technology, Inc. *	33,249	2,932,894
Skyworks Solutions, Inc.	5,381	987,306
Taiwan Semiconductor Manufacturing Co. Ltd, ADR	11,854	1,402,091
Teradyne, Inc.	10,600	1,289,808
Texas Instruments, Inc.	12,462	2,355,193
		16,168,284
Software - 5.0%
Adobe, Inc. *	2,529	1,202,211
Avalara, Inc. *	2,166	289,009
Guidewire Software, Inc. *	4,429	450,119
Microsoft Corp.	63,887	15,062,638
Olo, Inc., Class A *	1,900	50,141
Q2 Holdings, Inc. *	4,800	480,960
Rapid7, Inc. *	2,695	201,074
salesforce.com, Inc. *	12,019	2,546,466
ServiceNow, Inc. *	2,127	1,063,734
Varonis Systems, Inc. *	4,769	244,841
Workday, Inc., Class A *	4,119	1,023,283
		22,614,476
Specialty Retail - 1.3%
Lowe's Cos., Inc.	9,773	1,858,629
Ross Stores, Inc.	10,990	1,317,811
TJX Cos., Inc. (The)	31,587	2,089,480
Urban Outfitters, Inc. *	14,128	525,420
		5,791,340
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	92,314	11,276,155

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp. *	13,632	$1,440,902
Tapestry, Inc. *	34,269	1,412,226
		2,853,128
Trading Companies & Distributors - 0.1%
Triton International Ltd.	5,651	310,749

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. *	10,251	1,284,348

Total Common Stocks (Cost - $184,523,253)		295,367,986
Corporate Bonds and Notes - 11.4%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	$100,000	110,036
Boeing Co. (The)
1.43%, 2/4/24	355,000	355,625
2.20%, 2/4/26	325,000	323,856
3.25%, 3/1/28	214,000	218,844
3.45%, 11/1/28	85,000	87,171
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	60,986
Raytheon Technologies Corp.
3.95%, 8/16/25	150,000	166,538
4.13%, 11/16/28	350,000	393,921
Teledyne Technologies, Inc.
2.25%, 4/1/28	290,000	288,383
2.75%, 4/1/31	230,000	228,985
		2,234,345
Agriculture - 0.4%
Altria Group, Inc., 5.80%, 2/14/39	100,000	121,929
BAT Capital Corp., 3.56%, 8/15/27	895,000	951,082
Imperial Brands Finance PLC, 3.75%, 7/21/22(a)	475,000	490,644
		1,563,655
Airlines - 0.0%†
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	27,153	27,428

Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 3.70%, 5/9/23	600,000	631,929
Hyundai Capital America, 0.80%, 4/3/23(a)	375,000	374,212
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(a)	225,000	241,495
		1,247,636
Banks - 3.2%
Banco Santander SA, 3.13%, 2/23/23	200,000	209,236

	Shares/ Principal	Fair Value

Banks (continued)
Bank of America Corp.
4.20%, 8/26/24	$160,000	$176,419
3.97%, (3 Month US Libor + 1.21%), 2/7/30(b)	225,000	248,584
3.19%, (3 Month US Libor + 1.18%), 7/23/30(b)	180,000	188,828
Bank of New York Mellon Corp. (The), 1.26%, (3 Month US Libor + 1.05%), 10/30/23(b)	380,000	385,240
Barclays PLC
3.93%, (3 Month US Libor + 1.61%), 5/7/25(b)	355,000	383,143
4.34%, 1/10/28	305,000	338,310
2.67%, (US 1 Year CMT T-Note + 1.20%), 3/10/32(b)	240,000	233,958
BNP Paribas SA
3.38%, 1/9/25(a)	200,000	214,618
2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	210,512
BPCE SA
5.70%, 10/22/23(a)	275,000	307,255
5.15%, 7/21/24(a)	600,000	671,521
3.50%, 10/23/27(a)	305,000	329,919
Citigroup, Inc.
4.05%, 7/30/22	50,000	52,238
3.50%, 5/15/23	300,000	317,214
3.30%, 4/27/25	70,000	75,378
5.50%, 9/13/25	55,000	63,743
Commonwealth Bank of Australia, 2.69%, 3/11/31(a)	405,000	392,332
Cooperatieve Rabobank UA, 1.11%, (US 1 Year CMT T-Note + 0.55%), 2/24/27(a),(b)	250,000	244,076
Credit Agricole SA, 4.38%, 3/17/25(a)	200,000	219,501
Credit Agricole SA/London
3.75%, 4/24/23(a)	250,000	265,731
3.25%, 10/4/24(a)	250,000	268,421
Credit Suisse Group AG
3.57%, 1/9/23(a)	285,000	290,850
1.42%, (3 Month US Libor + 1.24%), 6/12/24(a),(b)	260,000	262,643
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	395,000	411,395
Danske Bank A/S
5.00%, 1/12/22(a)	200,000	206,583
3.88%, 9/12/23(a)	200,000	214,107
5.38%, 1/12/24(a)	200,000	223,003
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(a),(b)	435,000	430,119

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Banks (continued)
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	$100,000	$101,899
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	200,000	215,829
3.27%, (3 Month US Libor + 1.20%), 9/29/25(b)	460,000	493,467
1.43%, (SOFR + 0.80%), 3/9/27(b)	495,000	490,343
6.75%, 10/1/37	50,000	70,336
HSBC Holdings PLC
3.60%, 5/25/23	200,000	212,826
1.59%, (SOFR + 1.29%), 5/24/27(b)	495,000	486,880
2.36%, (SOFR + 1.95%), 8/18/31(b)	500,000	480,831
JPMorgan Chase & Co., 2.95%, 10/1/26	400,000	427,646
Morgan Stanley, 4.35%, 9/8/26	455,000	514,321
National Australia Bank Ltd., 2.33%, 8/21/30(a)	895,000	844,826
NBK SPC Ltd., 2.75%, 5/30/22(a)	900,000	919,073
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	54,553
Santander Holdings USA, Inc.
3.70%, 3/28/22	465,000	478,046
3.40%, 1/18/23	75,000	78,302
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25(a),(b)	260,000	258,530
Synchrony Bank, 3.65%, 5/24/21	250,000	250,546
Wells Fargo & Co., 3.00%, 2/19/25	150,000	159,547
		14,372,678
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	315,000	350,872
4.38%, 4/15/38	60,000	68,055
3.75%, 7/15/42	55,000	56,351
4.60%, 4/15/48	220,000	251,587
4.50%, 6/1/50	45,000	50,914
Pernod Ricard International Finance LLC, 1.63%, 4/1/31(a)	320,000	292,894
		1,070,673
Biotechnology - 0.1%
Gilead Sciences, Inc., 2.80%, 10/1/50	310,000	274,203
Royalty Pharma PLC
3.30%, 9/2/40(a)	105,000	100,971
3.55%, 9/2/50(a)	245,000	232,748
		607,922
Commercial Services - 0.1%
ERAC USA Finance LLC
3.30%, 10/15/22(a)	500,000	520,792
4.50%, 2/15/45(a)	25,000	28,653
		549,445

	Shares/ Principal	Fair Value

Computers - 0.1%
Apple, Inc.
3.00%, 2/9/24	$120,000	$128,042
3.25%, 2/23/26	105,000	114,635
		242,677
Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.88%, 1/23/28	638,000	668,172
Avolon Holdings Funding Ltd.
2.13%, 2/21/26(a)	125,000	119,513
2.75%, 2/21/28(a)	620,000	582,222
Capital One Financial Corp., 4.20%, 10/29/25	105,000	116,171
Charles Schwab Corp. (The), 2.00%, 3/20/28	650,000	652,031
Intercontinental Exchange, Inc., 1.85%, 9/15/32	465,000	425,195
Synchrony Financial, 3.75%, 8/15/21	205,000	206,339
		2,769,643
Electric - 0.9%
Appalachian Power Co., 3.40%, 6/1/25	200,000	214,982
Cleco Corporate Holdings LLC
3.74%, 5/1/26	345,000	374,314
3.38%, 9/15/29	140,000	140,976
4.97%, 5/1/46	105,000	115,629
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	109,586
Dominion Energy, Inc., 2.72%, 8/15/21(c)	65,000	65,541
Duke Energy Corp.
3.75%, 4/15/24	225,000	242,640
2.65%, 9/1/26	70,000	73,209
Evergy Metro, Inc., 2.25%, 6/1/30	90,000	88,814
Georgia Power Co.
4.75%, 9/1/40	65,000	75,465
4.30%, 3/15/42	48,000	53,344
3.70%, 1/30/50	90,000	92,003
ITC Holdings Corp., 2.95%, 5/14/30(a)	355,000	361,610
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	340,000	368,198
Niagara Mohawk Power Corp., 1.96%, 6/27/30(a)	335,000	319,932
Oglethorpe Power Corp.
6.19%, 1/1/31(a)	100,000	125,072
5.25%, 9/1/50	155,000	179,314
PPL Capital Funding, Inc., 3.50%, 12/1/22	50,000	52,042
San Diego Gas & Electric Co., 1.70%, 10/1/30	645,000	605,513

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Electric (continued)
SCE Recovery Funding LLC
0.86%, 11/15/31	$120,000	$116,233
1.94%, 5/15/38	50,000	46,697
2.51%, 11/15/43	30,000	28,245
Southern California Edison Co., 3.70%, 8/1/25	45,000	49,132
Southern Co. (The), 2.95%, 7/1/23	290,000	303,704
		4,202,195
Food - 0.2%
Conagra Brands, Inc.
4.60%, 11/1/25	100,000	113,474
1.38%, 11/1/27	210,000	202,170
Kroger Co. (The), 2.95%, 11/1/21	375,000	379,946
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	259,680
		955,270
Gas - 0.1%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	63,882
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24	125,000	135,769
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	275,000	288,699
		488,350
Healthcare-Products - 0.2%
Alcon Finance Corp., 3.00%, 9/23/29(a)	500,000	518,371
Boston Scientific Corp., 3.38%, 5/15/22	163,000	168,252
		686,623
Healthcare-Services - 0.5%
Aetna, Inc., 2.80%, 6/15/23	210,000	219,044
Anthem, Inc.
3.50%, 8/15/24	75,000	81,076
4.65%, 8/15/44	51,000	60,586
Bon Secours Mercy Health, Inc., 2.10%, 6/1/31	135,000	129,232
Children's Hospital/DC, 2.93%, 7/15/50	140,000	127,548
CommonSpirit Health
4.20%, 8/1/23	105,000	113,313
4.35%, 11/1/42	95,000	104,592
4.19%, 10/1/49	30,000	32,262
Cottage Health Obligated Group, 3.30%, 11/1/49	30,000	30,433
Dignity Health
3.81%, 11/1/24	92,000	99,227
4.50%, 11/1/42	270,000	305,210
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	100,000	95,467
Mercy Health, 3.56%, 8/1/27	270,000	293,077
Sutter Health, 2.29%, 8/15/30	140,000	137,423
Toledo Hospital (The)
5.33%, 11/15/28	190,000	218,981

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
5.75%, 11/15/38	$75,000	$87,789
UnitedHealth Group, Inc., 3.75%, 7/15/25	75,000	83,030
		2,218,290
Insurance - 0.5%
AIA Group Ltd., 3.38%, 4/7/30(a)	200,000	212,992
American International Group, Inc.
4.88%, 6/1/22	50,000	52,506
4.25%, 3/15/29	160,000	179,983
Athene Global Funding, 2.50%, 3/24/28(a)	650,000	647,958
Equitable Financial Life Global Funding, 1.40%, 8/27/27(a)	275,000	265,183
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(a)	510,000	533,792
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59(a)	30,000	30,136
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	161,822
Prudential PLC, 3.13%, 4/14/30	215,000	226,626
		2,310,998
Lodging - 0.0%†
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	200,000	199,569

Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 7/23/22	175,000	182,513
5.13%, 7/1/49	52,000	58,346
4.80%, 3/1/50	70,000	74,883
3.70%, 4/1/51	20,000	18,649
Comcast Corp., 4.60%, 10/15/38	130,000	156,585
Cox Communications, Inc.
4.80%, 2/1/35(a)	275,000	322,932
6.45%, 12/1/36(a)	15,000	19,640
Discovery Communications LLC, 4.65%, 5/15/50	190,000	208,917
Sky Ltd., 3.75%, 9/16/24(a)	250,000	274,549
Walt Disney Co. (The), 3.70%, 9/15/24	50,000	54,710
		1,371,724
Oil & Gas - 0.4%
Aker BP ASA, 4.00%, 1/15/31(a)	360,000	375,011
BG Energy Capital PLC, 4.00%, 10/15/21(a)	200,000	203,777
Equinor ASA, 3.00%, 4/6/27	610,000	652,917
Hess Corp., 7.30%, 8/15/31	555,000	708,209
		1,939,914

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Pharmaceuticals - 0.3%
AbbVie, Inc.
5.00%, 12/15/21	$100,000	$101,989
3.45%, 3/15/22	20,000	20,461
3.85%, 6/15/24	50,000	54,430
3.80%, 3/15/25	550,000	601,488
4.05%, 11/21/39	105,000	117,217
4.45%, 5/14/46	185,000	212,572
EMD Finance LLC, 2.95%, 3/19/22(a)	95,000	96,918
		1,205,075
Pipelines - 0.3%
Energy Transfer LP
7.60%, 2/1/24	90,000	103,349
4.95%, 6/15/28	20,000	22,369
5.35%, 5/15/45	200,000	209,312
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	710,000	687,811
Gray Oak Pipeline LLC
2.60%, 10/15/25(a)	144,000	146,069
3.45%, 10/15/27(a)	25,000	25,788
Western Midstream Operating LP, 4.00%, 7/1/22	200,000	205,005
		1,399,703
REITS - 0.6%
American Tower Corp., 5.00%, 2/15/24	31,000	34,571
Brandywine Operating Partnership LP, 3.95%, 11/15/27	385,000	408,614
Brixmor Operating Partnership LP, 2.25%, 4/1/28	285,000	279,434
Crown Castle International Corp., 2.10%, 4/1/31	545,000	512,676
SBA Tower Trust
3.45%, 3/15/23(a)	155,000	163,215
2.84%, 1/15/25(a)	100,000	104,932
1.88%, 1/15/26(a)	95,000	95,525
Scentre Group Trust 1 / Scentre Group Trust 2, 3.63%, 1/28/26(a)	273,000	294,312
VEREIT Operating Partnership LP
3.40%, 1/15/28	185,000	194,947
2.20%, 6/15/28	85,000	83,346
3.10%, 12/15/29	270,000	275,621
2.85%, 12/15/32	40,000	38,704
		2,485,897
Retail - 0.0%†
McDonald's Corp., 3.63%, 9/1/49	70,000	72,541

Savings & Loans - 0.0%†
Nationwide Building Society, 3.62%, (3 Month US Libor + 1.18%), 4/26/23(a),(b)	200,000	206,291

	Shares/ Principal	Fair Value

Semiconductors - 0.3%
Broadcom, Inc., 4.70%, 4/15/25	$600,000	$676,040
Microchip Technology, Inc., 0.97%, 2/15/24(a)	530,000	528,975
		1,205,015
Software - 0.2%
Microsoft Corp., 2.40%, 8/8/26	235,000	248,339
Oracle Corp.
3.25%, 11/15/27	230,000	246,818
3.60%, 4/1/50	195,000	188,892
3.95%, 3/25/51	150,000	153,811
3.85%, 4/1/60	70,000	68,450
		906,310
Telecommunications - 0.8%
AT&T, Inc.
2.55%, 12/1/33(a)	231,000	218,991
3.10%, 2/1/43	380,000	353,607
3.50%, 9/15/53(a)	240,000	220,727
British Telecommunications PLC, 3.25%, 11/8/29(a)	200,000	209,035
Crown Castle Towers LLC, 3.22%, 5/15/22(a)	150,000	150,881
NTT Finance Corp., 1.16%, 4/3/26(a)	425,000	419,192
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	410,000	438,987
Telefonica Emisiones SA, 5.21%, 3/8/47	265,000	309,881
T-Mobile USA, Inc.
2.05%, 2/15/28(a)	355,000	348,677
4.50%, 4/15/50(a)	100,000	112,064
3.30%, 2/15/51(a)	45,000	42,056
3.60%, 11/15/60(a)	45,000	42,853
Verizon Communications, Inc.
4.52%, 9/15/48	314,000	363,155
4.67%, 3/15/55	53,000	62,895
2.99%, 10/30/56(a)	160,000	140,727
		3,433,728
Transportation - 0.0%†
Union Pacific Corp., 3.75%, 2/5/70	90,000	91,678

Trucking & Leasing - 0.3%
DAE Funding LLC, 3.38%, 3/20/28(a)	665,000	659,746
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 2/1/22(a)	200,000	203,688
4.88%, 7/11/22(a)	50,000	52,719
2.70%, 11/1/24(a)	110,000	115,776

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Trucking & Leasing (continued)
3.95%, 3/10/25(a)	$345,000	$376,509
		1,408,438
Total Corporate Bonds and Notes (Cost - $50,210,870)		51,473,711
Agency Mortgage Backed Securities - 7.1%
Federal Home Loan Mortgage Corporation - 0.3%
Freddie Mac Gold Pool
3.00%, 9/1/28	5,061	5,352
2.50%, 10/1/28	9,220	9,597
2.50%, 12/1/31	54,136	56,610
3.50%, 11/1/34	52,313	56,216
3.00%, 2/1/43	26,951	28,611
3.50%, 10/1/43	15,697	16,916
4.00%, 8/1/44	10,238	11,277
3.00%, 11/1/46	826,304	876,876
3.00%, 12/1/46	224,206	237,914
		1,299,369
Federal National Mortgage Association - 5.9%
Fannie Mae Pool
3.07%, 2/1/25	70,000	75,225
2.47%, 5/1/25	140,443	148,551
2.68%, 5/1/25	305,267	324,750
2.81%, 7/1/25	395,264	422,834
2.99%, 10/1/25	104,147	112,334
3.09%, 10/1/25	49,960	53,986
2.50%, 4/1/28	13,438	13,986
3.00%, 10/1/28	8,329	8,804
2.50%, 2/1/30	26,497	27,631
2.50%, 6/1/30	58,925	61,470
2.50%, 10/1/31	142,895	149,374
2.50%, 12/1/31	67,425	70,462
3.00%, 7/1/43	46,433	49,149
4.00%, 11/1/43	20,965	23,087
3.00%, 1/1/46	1,085,545	1,136,817
4.00%, 1/1/46	290,954	311,510
4.00%, 2/1/46	316,994	347,751
3.00%, 10/1/46	1,120,477	1,192,024
Federal National Mortgage Association
2.00%, 4/1/36(d)	950,000	974,492
2.50%, 4/1/36(d)	2,100,000	2,184,984
1.50%, 5/1/36(d)	1,402,500	1,405,349
2.00%, 5/1/36(d)	350,000	358,647
2.00%, 4/1/51(d)	1,525,000	1,520,473
2.50%, 4/1/51(d)	5,120,000	5,248,800
3.00%, 4/1/51(d)	270,000	281,095
4.50%, 4/1/51(d)	850,000	925,437
2.00%, 5/1/51(d)	3,325,000	3,309,414
2.50%, 5/1/51(d)	2,515,000	2,572,963

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
3.00%, 5/1/51(d)	$3,105,000	$3,233,324
		26,544,723
Government National Mortgage Association - 0.9%
Ginnie Mae
2.50%, 4/20/51(d)	800,000	824,500
4.00%, 4/20/51(d)	1,610,000	1,718,424
4.50%, 4/20/51(d)	350,000	378,000
2.50%, 5/20/51(d)	800,000	822,937
Ginnie Mae II Pool
3.00%, 12/20/42	23,010	24,472
3.50%, 7/20/43	25,149	27,183
4.00%, 12/20/44	8,759	9,629
4.00%, 8/20/48	32,878	35,152
4.00%, 9/20/48	72,048	77,641
4.00%, 10/20/48	31,615	33,980
		3,951,918
Total Agency Mortgage Backed Securities (Cost - $31,562,068)		31,796,010
U.S. Treasury Securities - 7.0%

U.S. Treasury Note
0.13%, 11/30/22	565,000	564,845
0.13%, 10/15/23	480,000	478,369
0.13%, 1/15/24	850,000	845,617
0.13%, 2/15/24	260,000	258,558
0.25%, 3/15/24	1,670,000	1,665,434
1.50%, 10/31/24	375,000	387,686
0.25%, 5/31/25	1,250,000	1,225,977
0.25%, 7/31/25	1,190,000	1,163,550
0.25%, 8/31/25	2,420,000	2,362,620
0.25%, 9/30/25	2,005,000	1,954,718
0.38%, 11/30/25	375,000	366,636
0.38%, 12/31/25	1,550,000	1,513,006
0.38%, 1/31/26	2,700,000	2,631,656
0.75%, 3/31/26	455,000	450,841
1.63%, 10/31/26	385,000	395,978
1.25%, 3/31/28	240,000	237,337
0.88%, 11/15/30	115,000	106,249
1.13%, 2/15/31	2,400,000	2,265,750

U.S. Treasury Bond
1.13%, 8/15/40	320,000	259,400
1.88%, 2/15/41	665,000	617,619
3.38%, 5/15/44	1,320,000	1,558,837
3.00%, 11/15/44	610,000	678,411
2.50%, 2/15/45	3,375,000	3,437,095
2.88%, 8/15/45	545,000	593,667
2.50%, 5/15/46	805,000	818,364

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
U.S. Treasury Securities (continued)

3.00%, 5/15/47	$595,000	$664,006
2.75%, 8/15/47	545,000	580,787
2.75%, 11/15/47	787,000	839,047
2.00%, 2/15/50	170,000	154,992
1.38%, 8/15/50	550,000	427,453
1.63%, 11/15/50	975,000	809,250
1.88%, 2/15/51	1,395,000	1,232,831

Total U.S. Treasury Securities (Cost - $31,290,841)		31,546,586
Asset Backed and Commercial Backed Securities - 4.1%

Affirm Asset Securitization Trust 2021-A, 0.88%, 8/15/25 (a)	140,000	140,094

Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(e)	74,447	75,686

Angel Oak Mortgage Trust I LLC 2019-2, 3.63%, 3/25/49 (a),(e)	63,945	65,477

ARI Fleet Lease Trust 2018-B, 3.22%, 8/16/27 (a)	37,361	37,632

Avery Point IV CLO Ltd., 1.82%, (3 Month US Libor + 1.60%), 4/25/26 (a),(b)	320,000	320,100

BAMLL Commercial Mortgage Securities Trust 2018-PARK, 4.09%, 8/10/38 (a),(e)	185,000	207,749

Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	168,719

Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(e)	124,323	127,595

Bayview Koitere Fund Trust 2017-SPL3, 4.00%, 11/28/53 (a),(e)	61,011	62,513

Bayview Opportunity Master Fund IVa Trust 2017-SPL1, 4.00%, 10/28/64 (a),(e)	83,922	85,944

Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(e)	83,059	84,720

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Bayview Opportunity Master Fund IVb Trust 2017-SPL4, 3.50%, 1/28/55 (a),(e)	$59,075	$59,972

BFLD Trust 2020-OBRK, 2.16%, (1 Month US Libor + 2.05%), 11/15/28 (a),(b)	60,000	60,605

BlueMountain CLO 2012-2 Ltd., 1.63%, (3 Month US Libor + 1.45%), 11/20/28 (a),(b)	275,000	274,164

Canadian Pacer Auto Receivables Trust 2018-2, 3.27%, 12/19/22 (a)	10,885	10,989

Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	198,205	197,784

CF Hippolyta LLC
1.69%, 7/15/60(a)	264,363	263,859
1.53%, 3/15/61(a)	100,000	99,603

Chesapeake Funding II LLC
1.91%, 8/15/29(a)	3,934	3,937
3.23%, 8/15/30(a)	97,631	98,705
0.87%, 8/16/32(a)	136,454	137,133

COLT 2019-2 Mortgage Loan Trust, 3.34%, 5/25/49 (a),(e)	29,458	29,595

COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	70,601	74,077

Credit Acceptance Auto Loan Trust 2020-3, 1.24%, 10/15/29 (a)	420,000	424,023

DB Master Finance LLC
3.79%, 5/20/49(a)	68,950	70,028
4.02%, 5/20/49(a)	64,025	67,179

Deephaven Residential Mortgage Trust 2017-1, 2.73%, 12/26/46 (a),(e)	3,488	3,482

Deephaven Residential Mortgage Trust 2017-2, 2.45%, 6/25/47 (a),(e)	13,917	13,891

Deephaven Residential Mortgage Trust 2019-2, 3.56%, 4/25/59 (a),(e)	30,531	30,740

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Enterprise Fleet Financing 2019-1 LLC, 2.98%, 10/20/24 (a)	$82,328	$83,408

Fannie Mae Connecticut Avenue Securities
5.01%, (1 Month US Libor + 4.90%), 11/25/24(b)	80,389	82,727
4.36%, (1 Month US Libor + 4.25%), 1/25/29(b)	110,484	114,914
2.31%, (1 Month US Libor + 2.20%), 1/25/30(b)	129,979	131,239

Fannie Mae Multifamily Remic Trust 2015-M12, 2.80%, 5/25/25 (e)	420,772	449,633

Fannie Mae REMICS
3.50%, 6/25/44	145,971	156,429
3.00%, 1/25/45	348,172	370,201
3.00%, 10/25/45	1,116,146	1,180,067
3.00%, 12/25/45	330,287	348,739
3.50%, 2/25/48	295,819	314,775
2.50%, 3/25/53	264,460	272,390
3.00%, 12/25/54	740,880	769,342
3.50%, 12/25/58	81,542	90,718
3.50%, 6/25/59	404,986	429,424

Fannie Mae-Aces
0.60%, (3 Month US Libor + 0.49%), 4/25/24(b)	3,531	3,559
0.51%, (1 Month US Libor + 0.40%), 10/25/24(b)	43,673	43,923

Ford Credit Auto Lease Trust 2021-A, 0.78%, 9/15/25	130,000	129,733

Freddie Mac REMICS
2.00%, 7/15/31	35,540	36,501
1.75%, 3/15/41	73,883	75,299
1.75%, 9/15/42	406,767	414,455
1.50%, 10/15/42	35,626	35,813
3.00%, 6/15/45	539,999	572,517
3.00%, 7/15/47	320,398	334,808

Freddie Mac Stacr REMICS Trust 2021-DNA1, 0.67%, (SOFR + 0.65%), 1/25/51 (a),(b)	150,000	150,047

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Freddie Mac Structured Agency Credit Risk Debt Notes
5.11%, (1 Month US Libor + 5.00%), 12/25/28(b)	$197,638	$208,166
2.61%, (1 Month US Libor + 2.50%), 3/25/30(b)	295,000	300,549
0.82%, (SOFR + 0.80%), 8/25/33(a),(b)	185,000	184,997

FREMF 2013-K24 Mortgage Trust, 3.51%, 11/25/45 (a),(e)	35,000	36,381

FREMF 2015-K44 Mortgage Trust, 3.68%, 1/25/48 (a),(e)	65,000	70,647

FREMF 2015-K46 Mortgage Trust, 3.69%, 4/25/48 (a),(e)	35,000	37,711

FREMF 2015-K50 Mortgage Trust, 3.78%, 10/25/48 (a),(e)	45,000	47,793

FREMF 2016-K55 Mortgage Trust, 4.16%, 4/25/49 (a),(e)	55,000	60,782

FREMF 2017-K725 Mortgage Trust, 3.88%, 2/25/50 (a),(e)	35,000	37,009

FREMF 2018-K733 Mortgage Trust, 4.08%, 9/25/25 (a),(e)	230,000	249,097

FREMF 2019-K99 Mortgage Trust, 3.65%, 10/25/52 (a),(e)	175,000	186,498

FREMF 2020-K104 Mortgage Trust, 3.54%, 2/25/52 (a),(e)	180,000	188,849

GreatAmerica Leasing Receivables Funding LLC Series 2018-1, 2.83%, 6/17/24 (a)	71,209	71,871

Hertz Fleet Lease Funding LP, 2.70%, 1/10/33 (a)	162,303	163,698

Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	238,370	235,295

KKR Clo 16 Ltd., 1.47%, (3 Month US Libor + 1.25%), 1/20/29 (a),(b)	250,000	250,038

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Life 2021-BMR Mortgage Trust, 0.81%, (1 Month US Libor + 0.70%), 3/15/38 (a),(b)	$100,000	$100,060

Madison Park Funding XV Ltd., 1.71%, (3 Month US Libor + 1.50%), 1/27/26 (a),(b)	250,000	250,076

Madison Park Funding XVIII Ltd., 1.41%, (3 Month US Libor + 1.19%), 10/21/30 (a),(b)	565,000	565,005

Magnetite VII Ltd., 1.04%, (3 Month US Libor + 0.80%), 1/15/28 (a),(b)	535,000	535,073

Magnetite XVIII Ltd., 1.69%, (3 Month US Libor + 1.50%), 11/15/28 (a),(b)	360,000	359,396

Magnetite XXIX Ltd., 1.50%, (3 Month US Libor + 1.40%), 1/15/34 (a),(b)	250,000	250,020

Mercury Financial Credit Card Master Trust, 1.54%, 3/20/26 (a)	135,000	135,006

METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(e)	85,135	87,377

Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(e)	15,554	15,616

Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(e)	85,049	86,848

MMAF Equipment Finance LLC 2016-A, 2.21%, 12/15/32 (a)	140,000	143,092

MMAF Equipment Finance LLC 2017-B, 2.21%, 10/17/22 (a)	15,924	15,956

New Residential Mortgage Loan Trust 2017-3, 4.00%, 4/25/57 (a),(e)	109,821	116,778

Octagon Investment Partners XVII LTD, 1.62%, (3 Month US Libor + 1.40%), 1/25/31 (a),(b)	250,000	248,443

OneMain Direct Auto Receivables Trust 2018-1, 3.43%, 12/16/24 (a)	165,281	166,467

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

OneMain Financial Issuance Trust 2017-1, 2.37%, 9/14/32 (a)	$8,800	$8,815

SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	455,000	451,589

Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	178,883	193,577

SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(e)	100,000	94,010

Shackleton 2015-VIII CLO Ltd., 1.14%, (3 Month US Libor + 0.92%), 10/20/27 (a),(b)	289,704	289,721

SOUND POINT CLO III-R Ltd., 1.19%, (3 Month US Libor + 0.95%), 4/15/29 (a),(b)	500,000	498,445

Towd Point Mortgage Trust 2016-3, 2.25%, 4/25/56 (a),(e)	33,297	33,472

Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(e)	90,904	92,303

Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(e)	31,875	32,305

Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(e)	115,245	118,408

Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(e)	49,937	51,110

Vantage Data Centers Issuer LLC, 3.19%, 7/15/44 (a)	78,733	82,005

Vantage Data Centers LLC, 1.65%, 9/15/45 (a)	265,000	259,641

Verus Securitization Trust 2019-2, 3.21%, 5/25/59 (a),(e)	79,345	79,528

Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	267,883

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust 2017-C38, 3.45%, 7/15/50	$400,000	$436,284

Total Asset Backed and Commercial Backed Securities (Cost - $17,868,135)		18,280,346
Municipal Bonds - 0.8%

Chicago O'Hare International Airport, 6.40%, 1/1/40	30,000	43,137

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.30%, 12/1/21	35,000	36,293
6.30%, 12/1/21	20,000	20,739
6.90%, 12/1/40	120,000	167,668
6.90%, 12/1/40	80,000	111,779

Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	100,000	102,201

County of Broward FL Airport System Revenue, 3.48%, 10/1/43	40,000	41,142

County of Sacramento CA, 5.73%, 8/15/23	315,000	341,158

Dallas Fort Worth International Airport, 3.09%, 11/1/40	30,000	29,663

Foothill-Eastern Transportation Corridor Agency
4.09%, 1/15/49	15,000	15,605
3.92%, 1/15/53	155,000	161,277

Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	251,944

Kansas Development Finance Authority, 5.37%, 5/1/26	110,000	121,941

Long Island Power Authority, 3.88%, 9/1/24	120,000	132,147

Massachusetts School Building Authority, 3.40%, 10/15/40	65,000	68,220

Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	11,463

	Shares/ Principal	Fair Value
Municipal Bonds (continued)

6.67%, 11/15/39	$80,000	$109,268
5.18%, 11/15/49	115,000	142,450

Municipal Electric Authority of Georgia
6.64%, 4/1/57	217,000	310,418
6.66%, 4/1/57	34,000	49,007

New York State Urban Development Corp., 2.10%, 3/15/22	135,000	137,116

Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	331,432

Port Authority of New York & New Jersey, 3.18%, 7/15/60	190,000	179,915

Sales Tax Securitization Corp., 4.79%, 1/1/48	280,000	341,937

State of Illinois, 5.10%, 6/1/33	230,000	258,948

University of California, 1.32%, 5/15/27	55,000	54,495

Total Municipal Bonds (Cost - $3,260,937)		3,571,363
Sovereign Debts - 0.2%

Panama Government International Bond, 2.25%, 9/29/32	255,000	242,380

Qatar Government International Bond, 3.38%, 3/14/24 (a)	200,000	214,493

Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	342,844

Total Sovereign Debts (Cost - $792,286)		799,717
Short-Term Investments - 9.0%
Money Market Funds - 9.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(f)	26,803,009	26,803,009
Dreyfus Government Cash Management, 0.03%(f)	13,818,937	13,818,937

Total Short-Term Investments (Cost - $40,621,946)		40,621,946

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Total Investments - 105.3% (Cost - $360,130,336)		$473,457,665
Other Assets Less Liabilities - Net (5.3)%		(23,923,879)
Total Net Assets - 100.0%		$449,533,786

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $32,192,469 or 7.2% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	22	6/18/2021	$2,444,750	$112,483
S&P 500 E-Mini Future	Goldman Sachs & Co.	143	6/18/2021	28,366,910	(284,653)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	4	6/18/2021	1,042,120	4,320
U.S. 10 Year Note Future	Credit Suisse	17	6/21/2021	2,225,938	40,364

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(127,486)